Report Of The Directors Financial Review Risk Report - Capital Risk Management (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2019	Dec. 31, 2018
Report Of The Directors Financial Review Risk Report [Abstract]
CET1 ratio			14.70%	14.00%
Leverage ratio			5.30%
Forecast | Subsequent Event | Basel Package
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of transitional provision	5 years
Output floor percentage	72.50%
HSBC Holdings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Substantial portfolio of high-quality liquid assets (in excess of)			$ 14
Bottom of range | Forecast | Subsequent Event
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated rise in pre-mitigation RWAs as a result of regulatory changes		5.00%
Top of range | Forecast | Subsequent Event
Disclosure of nature and extent of risks arising from financial instruments [line items]
Estimated rise in pre-mitigation RWAs as a result of regulatory changes		10.00%